CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Changes in Invested capital [Roll Forward]
Opening balance	$ 9,009		$ 8,156
Issuance of preferred units and preferred shares, net of repurchases	195	[1]	72
Issuances of limited partnership units and redeemable partnership units, net of repurchases	9		781
Ending balance	9,213		9,009
Weighted Average Invested Capital	$ 9,067		$ 8,563

[1]	Refer to Note 26, Partnership Capital.